Condensed Consolidating Financial Information (Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net cash from operating activities	$ 118,525	$ 117,604
Cash flows from investing activities
Capital expenditures	(25,918)	(80,038)
Net activity with affiliates	0	0
Advances pursuant to development agreement	0	35,108
Other investing activities	(500)	44
Net cash used in investing activities	(26,418)	(115,102)
Cash flows from financing activities
Borrowings under bank credit facility	179,600	256,700
Payments under bank credit facility	(264,403)	(275,063)
Debt issue costs	(9)	(1,889)
Net activity with affiliates	0	0
Share-based compensation activities, net	(3,589)	(3,826)
Stock Repurchased and Retired During Period, Value	(19,803)	0
Payments of Ordinary Dividends, Common Stock	(5,632)	0
Proceeds from (Payments for) Combined Other Financing Activities	(50)	(95)
Net cash provided by (used in) financing activities	(113,886)	(24,173)
Cash flows from operating activities	0	(255)
Cash flows from investing activities	0	630
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	375
Cash and cash equivalents, beginning of period	205,500	189,054	$ 227,279	$ 210,350
Net change in cash, cash equivalents and restricted cash	(21,779)	(21,296)
Parent
Cash flows from operating activities
Net cash from operating activities	(19,900)	22,216
Cash flows from investing activities
Capital expenditures	(13,097)	(57,069)
Net activity with affiliates	0	0
Advances pursuant to development agreement		0
Other investing activities	(500)	0
Net cash used in investing activities	(13,597)	(57,069)
Cash flows from financing activities
Borrowings under bank credit facility	179,600	256,700
Payments under bank credit facility	(264,403)	(275,063)
Debt issue costs	(9)	(1,889)
Net activity with affiliates	146,984	59,547
Share-based compensation activities, net	(3,589)	(3,826)
Stock Repurchased and Retired During Period, Value	(19,803)
Payments of Ordinary Dividends, Common Stock	5,632
Proceeds from (Payments for) Combined Other Financing Activities	0	(50)
Net cash provided by (used in) financing activities	33,148	35,419
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	0
Cash and cash equivalents, beginning of period	(2)	1,778	347	1,212
Net change in cash, cash equivalents and restricted cash	(349)	566
Guarantor Subsidiaries
Cash flows from operating activities
Net cash from operating activities	144,168	110,202
Cash flows from investing activities
Capital expenditures	(12,692)	(22,951)
Net activity with affiliates	(154,344)	(110,461)
Advances pursuant to development agreement		0
Other investing activities	0	44
Net cash used in investing activities	(167,036)	(133,368)
Cash flows from financing activities
Borrowings under bank credit facility	0	0
Payments under bank credit facility	0	0
Debt issue costs	0	0
Net activity with affiliates	0	0
Share-based compensation activities, net	0	0
Stock Repurchased and Retired During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Combined Other Financing Activities	(50)	(45)
Net cash provided by (used in) financing activities	(50)	(45)
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	0
Cash and cash equivalents, beginning of period	191,045	176,399	213,963	199,610
Net change in cash, cash equivalents and restricted cash	(22,918)	(23,211)
Non-Guarantor Subsidiaries (100% Owned)
Cash flows from operating activities
Net cash from operating activities	(5,115)	(15,757)
Cash flows from investing activities
Capital expenditures	(129)	(18)
Net activity with affiliates	0	0
Advances pursuant to development agreement		35,108
Other investing activities	0	0
Net cash used in investing activities	(129)	(35,126)
Cash flows from financing activities
Borrowings under bank credit facility	0	0
Payments under bank credit facility	0	0
Debt issue costs	0	0
Net activity with affiliates	6,732	52,232
Share-based compensation activities, net	0	0
Stock Repurchased and Retired During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Combined Other Financing Activities	0	0
Net cash provided by (used in) financing activities	6,732	52,232
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	0
Cash and cash equivalents, beginning of period	14,457	10,877	12,969	9,528
Net change in cash, cash equivalents and restricted cash	1,488	1,349
Non-Guarantor Subsidiaries (Not 100% Owned)
Cash flows from operating activities
Net cash from operating activities	0	254
Cash flows from investing activities
Capital expenditures	0	0
Net activity with affiliates	0	0
Advances pursuant to development agreement		0
Other investing activities	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities
Borrowings under bank credit facility	0	0
Payments under bank credit facility	0	0
Debt issue costs	0	0
Net activity with affiliates	0	(254)
Share-based compensation activities, net	0	0
Stock Repurchased and Retired During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Combined Other Financing Activities	0	0
Net cash provided by (used in) financing activities	0	(254)
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Net change in cash, cash equivalents and restricted cash	0	0
Subsidiary, Wholly Owned [Member]
Cash flows from operating activities
Net cash from operating activities	0	217
Cash flows from investing activities
Capital expenditures	0	0
Net activity with affiliates	0	(592)
Advances pursuant to development agreement		0
Other investing activities	0	0
Net cash used in investing activities	0	(592)
Cash flows from financing activities
Borrowings under bank credit facility	0	0
Payments under bank credit facility	0
Debt issue costs	0	0
Net activity with affiliates	0	0
Share-based compensation activities, net	0	0
Stock Repurchased and Retired During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Combined Other Financing Activities	0	0
Net cash provided by (used in) financing activities	0	0
Cash flows from operating activities	0	(255)
Cash flows from investing activities	0	630
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0
Cash and cash equivalents, beginning of period	0	0	0	0
Net change in cash, cash equivalents and restricted cash	0	0
Eliminations
Cash flows from operating activities
Net cash from operating activities	(628)	472
Cash flows from investing activities
Capital expenditures	0	0
Net activity with affiliates	154,344	111,053
Advances pursuant to development agreement		0
Other investing activities	0	0
Net cash used in investing activities	154,344	111,053
Cash flows from financing activities
Borrowings under bank credit facility	0	0
Payments under bank credit facility	0	0
Debt issue costs	0	0
Net activity with affiliates	(153,716)	(111,525)
Share-based compensation activities, net	0	0
Stock Repurchased and Retired During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Combined Other Financing Activities	0	0
Net cash provided by (used in) financing activities	(153,716)	(111,525)
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	0	0
Net cash provided by discontinued operations	0	0
Cash and cash equivalents, beginning of period	0	0	$ 0	$ 0
Net change in cash, cash equivalents and restricted cash	$ 0	$ 0